Share Capital and Share Premium - Summary of Movements in the Company's Share Capital and Share Premium (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($) shares
Share Capital [Roll Forward]
Beginning balance	$ 1,657,048
Issuance of ordinary shares for private placements, net of issuance cost	234,410
Issuance of ordinary shares for registered direct offering, net of issuance cost	349,278
Issuance of ordinary shares for exercise of warrants	352,491
Exercise of share option	17,301
Reclassification of vesting of restricted share units	23,421
Ending balance	$ 2,633,949
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares) | shares	330,134,480
Issuance of ordinary shares for private placements, net of issuance cost (in shares) | shares	8,834,742
Issuance of ordinary shares for registered direct offering, net of issuance cost (in shares) | shares	10,937,500
Issuance of ordinary shares for exercise of warrants (in shares) | shares	10,000,000
Exercise of share option (in shares) | shares	2,344,228
Reclassification of vesting of restricted share units (in shares) | shares	1,326,903
Ending balance (in shares) | shares	363,577,853
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 33
Issuance of ordinary shares for private placements, net of issuance cost	1
Issuance of ordinary shares for registered direct offering, net of issuance cost	1
Issuance of ordinary shares for exercise of warrants	1
Exercise of share option	0
Reclassification of vesting of restricted share units	0
Ending balance	36
Share premium
Share Capital [Roll Forward]
Beginning balance	1,657,015
Issuance of ordinary shares for private placements, net of issuance cost	234,409
Issuance of ordinary shares for registered direct offering, net of issuance cost	349,277
Issuance of ordinary shares for exercise of warrants	352,490
Exercise of share option	17,301
Reclassification of vesting of restricted share units	23,421
Ending balance	$ 2,633,913